     AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 15, 2016.

                                                            FILE NOS. 333-185840
                                                                       811-03859
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 5                [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                  Amendment No. 5                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                             2727-A ALLEN PARKWAY,
                              HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 871-2000


                              MANDA GHAFERI, ESQ.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              21650 OXNARD STREET
                        WOODLAND HILLS, CALIFORNIA 91367

      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:


[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on December 19, 2016 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Separate Account of American General Life Insurance Company under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                           VARIABLE SEPARATE ACCOUNT



                              PART A -- PROSPECTUS


Incorporated by reference to the Prospectus dated May 2, 2016, as filed under Form N-4, Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, File Nos. 333-185840 and 811-03859, filed on April 29, 2016, Accession No. 0001193125-16-568995, and
Prospectus supplement filed on June 30, 2016.

Supplements dated December 19, 2016 to the Prospectus is included in Part A of this Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940, File Nos. 333-185840 and 811-03859.


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION


Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, File Nos. 333-185840 and 811-03859, filed on April 29, 2016, Accession No.
0001193125-16-568995.

A supplement dated December 19, 2016 to the Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940, File Nos. 333-185840 and 811-03859.



                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

--------------------------------------------------------------------------------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                           VARIABLE SEPARATE ACCOUNT
                     Polaris Advantage II Variable Annuity
                      Polaris Advantage Variable Annuity
                     Polaris Advisor III Variable Annuity
                       Polaris Advisor Variable Annuity
                      Polaris Choice II Variable Annuity
                      Polaris Choice III Variable Annuity
                      Polaris Choice IV Variable Annuity
                          Polaris II Variable Annuity
                     Polaris Platinum II Variable Annuity
                       Polaris Platinum Variable Annuity
                      Polaris Preferred Solution Variable
                  Annuity Polaris Protector Variable Annuity
                 Polaris Retirement Protector Variable Annuity
                           Polaris Variable Annuity

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                         FS VARIABLE SEPARATE ACCOUNT
                     Polaris Advantage II Variable Annuity
                      Polaris Advantage Variable Annuity
                      Polaris Choice III Variable Annuity
                      Polaris Choice IV Variable Annuity
                        Polaris Choice Variable Annuity
                          Polaris II Variable Annuity
                 Polaris Retirement Protector Variable Annuity

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                           VALIC SEPARATE ACCOUNT A
                             Polaris Choice Elite

--------------------------------------------------------------------------------

TERMINATION OF POLARIS PORTFOLIO ALLOCATOR PROGRAM

EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES WE WILL NO LONGER OFFER THE POLARIS PORTFOLIO ALLOCATOR PROGRAM. ALL REFERENCES TO THIS PROGRAM WILL BE REMOVED FROM YOUR PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND WE WILL NO LONGER UPDATE THE POLARIS PORTFOLIO ALLOCATOR MODELS ON AN ANNUAL BASIS.

IF YOU ARE CURRENTLY INVESTED IN A POLARIS PORTFOLIO ALLOCATOR MODEL, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.

IF YOU ARE CURRENTLY INVESTED IN A COMBINATION MODEL, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a 50%-50% Combination Model and you may no longer trade into any other Combination Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.

ADDITIONALLY, IF YOU ELECTED A LIVING BENEFIT WHICH ALLOWED POLARIS PORTFOLIO ALLOCATOR MODELS AS PART OF THE INVESTMENT REQUIREMENTS, you may trade out of your allocation at any time into any investment that meets your Living Benefit's investment requirements, including the asset allocation of the Variable Portfolios listed in the table below ("Allocations"). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for Living Benefits which previously allowed Polaris Portfolio Allocator Models.

ALLOCATIONS (EFFECTIVE FEBRUARY 6, 2017)

VARIABLE PORTFOLIOS                                    ALLOCATION 1 ALLOCATION 2 ALLOCATION 3
-------------------                                    ------------ ------------ ------------
American Funds Global Growth SAST                           2.0%         3.0%         4.0%
American Funds Growth-Income SAST                           0.0%         0.0%         1.0%
Blue Chip Growth                                            2.0%         3.0%         4.0%
Capital Appreciation                                        3.0%         3.0%         4.0%
Capital Growth                                              2.0%         3.0%         3.0%
Corporate Bond                                             10.0%         8.0%         7.0%
"Dogs" of Wall Street                                       3.0%         3.0%         3.0%
Emerging Markets                                            0.0%         1.0%         2.0%
Equity Opportunities                                        3.0%         4.0%         4.0%
Foreign Value                                               3.0%         3.0%         3.0%
Global Bond                                                 4.0%         4.0%         2.0%
Government and Quality Bond                                 8.0%         8.0%         7.0%
Growth-Income                                               6.0%         7.0%         8.0%
High-Yield Bond                                             4.0%         3.0%         2.0%
International Diversified Equities                          3.0%         3.0%         4.0%
Invesco V.I. Comstock Fund, Series II Shares                5.0%         5.0%         6.0%
Invesco V.I. Growth and Income Fund, Series II Shares       6.0%         7.0%         8.0%
Real Estate                                                 0.0%         0.0%         0.0%
Real Return                                                 5.0%         3.0%         2.0%
SA AB Growth                                                1.0%         1.0%         1.0%
SA JPMorgan MFS Code Bond                                  17.0%        13.0%        10.0%
SA Legg Mason BW Large Cap Value                            4.0%         4.0%         4.0%
SA Janus Focused Growth                                     0.0%         1.0%         1.0%
SA MFS Massachusetts Investors Trust                        6.0%         6.0%         7.0%
Small & Mid Cap Value                                       1.0%         1.0%         1.0%
Small Company Value                                         0.0%         2.0%         2.0%
Ultra Short Bond                                            2.0%         1.0%         0.0%
                                                           ----         ----         ----
   TOTAL                                                    100%         100%         100%
                                                           ----         ----         ----

Dated: December 19, 2016

               Please keep this Supplement with your Prospectus

                SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                           VARIABLE SEPARATE ACCOUNT
                      Polaris Advantage Variable Annuity
                      Polaris Choice III Variable Annuity

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         FS VARIABLE SEPARATE ACCOUNT
                      Polaris Advantage Variable Annuity
                      Polaris Choice III Variable Annuity

================================================================================

AMERICAN GENERAL LIFE INSURANCE COMPANY ("AGL") AND THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK ("US LIFE") ARE AMENDING THE PROSPECTUS FOR THE PURPOSE OF ADDING THE FOLLOWING INFORMATION.

           MARKETLOCK FOR LIFE PLUS +6% OPTION EXTENSION PARAMETERS

The information below is important to you if you purchased a contract between MARCH 12, 2007 AND MAY 1, 2009 and you elected the MARKETLOCK FOR LIFE PLUS
+6% OPTION living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary, you will have an opportunity to extend the Income Base Evaluation Period for an additional five year period (the "Extension"). In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your living benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the Income Base Evaluation Period in the future.

As a reminder, you also have the option to cancel your living benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your living benefit, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee. You may not extend the Income Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus +6% Option after cancellation.

As with all important financial decisions, we recommend that you discuss this with your financial representative. You should refer to both the prospectus and the contract endorsement you received at the time of your purchase. If you do not have a prospectus, you can call our Annuity Service Center at
(800) 445-7862 and we will provide one to you.

For information on the MarketLock For Life Plus +6% Option living benefit you elected at purchase, please see the MARKETLOCK FOR LIFE PLUS SECTION UNDER OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

HOW DO I ELECT THE EXTENSION?

To elect the Extension, you must complete the Election Form you will receive. If you elected the MarketLock For Life Plus +6% Option living benefit, the Income Base Evaluation Period may be extended for an additional 5 year period.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values. This component is used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.

WHAT ARE THE FEE AND INVESTMENT REQUIREMENTS IF I ELECT THE EXTENSION?

If you elect Extension, the fee for the feature will be increased by 0.25% as follows:

  NUMBER OF                  CURRENT ANNUALIZED FEE                       ANNUALIZED FEE AFTER EXTENSION
COVERED PERSONS  (calculated as a percentage of the Income Base)  (calculated as a percentage of the Income Base)
---------------  -----------------------------------------------  -----------------------------------------------
     One                             0.65%                                            0.90%
     Two                             0.90%                                            1.15%

The Investment Requirements for the Extension are different from, and are more restrictive than, the Investment Requirements of your current MarketLock For Life Plus +6% Option living benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following options:

Option 1  AT LEAST 50% IN ONE OR MORE OF THE FOLLOWING:
                 SunAmerica Dynamic Allocation Portfolio
                 SunAmerica Dynamic Strategy Portfolio
                 Ultra Short Bond Portfolio

          UP TO 50% IN ONE OR MORE OF THE FOLLOWING VARIABLE PORTFOLIOS:
                 American Funds Asset Allocation SAST
                 Asset Allocation
                 Balanced/1/
                 Balanced (JPM)
                 Franklin Income VIP Fund
                 Managed Allocation Balanced
                 Managed Allocation Moderate
                 Managed Allocation Moderate Growth
                 SA MFS Total Return

                 /1 /Only available for Polaris Choice III variable annuity and if you purchased your contract through Chase
                 Investment Services Corporation (formerly WaMu Investments, Inc.)
Option 2  25% IN SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO
          25% IN SUNAMERICA DYNAMIC STRATEGY PORTFOLIO

          50% IN ONE OF THE FOLLOWING ALLOCATIONS:
                           VARIABLE PORTFOLIOS                            ALLOCATION 1       ALLOCATION 2     ALLOCATION 3
-                         --------------------                            ------------       ------------     ------------
                 American Funds Global Growth SAST                            1.0%                1.5%             2.0%
                 American Funds Growth-Income SAST                            0.0%                0.0%             0.5%
                 Blue Chip Growth                                             1.0%                1.5%             2.0%
                 Capital Appreciation                                         1.5%                1.5%             2.0%
                 Capital Growth                                               1.0%                1.5%             1.5%
                 Corporate Bond                                               5.0%                4.0%             3.5%
                 "Dogs" of Wall Street                                        1.5%                1.5%             1.5%
                 Emerging Markets                                             0.0%                0.5%             1.0%
                 Equity Opportunities                                         1.5%                2.0%             2.0%
                 Foreign Value                                                1.5%                1.5%             1.5%
                 Global Bond                                                  2.0%                2.0%             1.0%
                 Government and Quality Bond                                  4.0%                4.0%             3.5%
                 Growth-Income                                                3.0%                3.5%             4.0%
                 High-Yield Bond                                              2.0%                1.5%             1.0%
                 International Diversified Equities                           1.5%                1.5%             2.0%
                 Invesco V.I. Comstock Fund, Series II Shares                 2.5%                2.5%             3.0%
                 Invesco V.I. Growth and Income Fund, Series II Shares        3.0%                3.5%             4.0%
                 Real Estate                                                  0.0%                0.0%             0.0%
                 Real Return                                                  2.5%                1.5%             1.0%
                 SA AB Growth                                                 0.5%                0.5%             0.5%
                 SA JPMorgan MFS Code Bond                                    8.5%                6.5%             5.0%
                 SA Legg Mason BW Large Cap Value                             2.0%                2.0%             2.0%
                 SA Janus Focused Growth                                      0.0%                0.5%             0.5%
                 SA MFS Massachusetts Investors Trust                         3.0%                3.0%             3.5%
                 Small & Mid Cap Value                                        0.5%                0.5%             0.5%
                 Small Company Value                                          0.0%                1.0%             1.0%
                 Ultra Short Bond Portfolio                                   1.0%                0.5%             0.0%
                                                         TOTAL               50.0%               50.0%            50.0%

Option 3  25% IN SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO
          25% IN SUNAMERICA DYNAMIC STRATEGY PORTFOLIO

          50% IN ONE OF THE COMBINATIONS BELOW:

                       Combination                         25%                             25%
-                      -----------                         --                              ---
                                                      Allocation 1/
                            1                              +/                  Managed Allocation Balanced
                            2                         Allocation 2+            Managed Allocation Moderate
                            3                         Allocation 3+        Managed Allocation Moderate Growth
          + Please refer to Allocations listed in Option 2

         Option 4  AT LEAST 50% IN ONE OR MORE OF THE FOLLOWING:
                      SunAmerica Dynamic Allocation Portfolio
                      SunAmerica Dynamic Strategy Portfolio
                      Ultra Short Bond Portfolio

                   UP TO 50% IN ACCORDANCE WITH THE REQUIREMENTS
                   OUTLINE IN THE TABLE BELOW:

                                   INVESTMENT     VARIABLE PORTFOLIOS AND/OR
 INVESTMENT GROUP                  REQUIREMENT          FIXED ACCOUNTS
 ----------------                  ------------ -------------------------------
 A. Bond, Cash and Fixed Accounts  Minimum 10%  Corporate Bond
                                   Maximum 50%  Global Bond
                                                Government and Quality Bond
                                                Real Return
                                                SA JPMorgan MFS Core Bond

                                                Fixed Accounts
                                                1-Year Fixed (if available)

 B. Equity Maximum                 Minimum 0%   Aggressive Growth
                                                American Funds Asset
                                   Maximum 40%  Allocation SAST
                                                American Funds Global Growth
                                                SAST
                                                American Funds Growth SAST
                                                American Funds Growth-Income
                                                SAST
                                                Asset Allocation
                                                Balanced/1/
                                                Balanced (JPM)
                                                Blue Chip Growth
                                                Capital Appreciation
                                                Columbia VP-Income
                                                Opportunities Fund*
                                                Conservative Balanced/1/
                                                Conservative Growth/1/
                                                "Dogs" of Wall Street
                                                Equity Income/1/
                                                Equity Opportunities
                                                Flexible Income/1/
                                                Foreign Value
                                                Franklin Founding Funds
                                                Allocation VIP Fund
                                                Franklin Income VIP Fund
                                                Fundamental Growth
                                                Global Equities
                                                Growth
                                                Growth-Income
                                                High Yield Bond
                                                International Diversified
                                                Equities
                                                International Growth and Income
                                                Invesco V.I. American
                                                Franchise Fund, Series II
                                                Shares
                                                Invesco V.I. Comstock Fund,
                                                Series II Shares
                                                Invesco V.I. Growth and Income
                                                Fund, Series II Shares
                                                Lord Abbett Growth and Income
                                                Managed Allocation Balanced
                                                Managed Allocation Growth
                                                Managed Allocation Moderate
                                                Managed Allocation Moderate
                                                Growth
                                                SA AB Growth
                                                SA Janus Focused Growth
                                                SA Legg Mason BW Large Cap
                                                Value
                                                SA MFS Massachusetts Investors
                                                Trust
                                                SA MFS Total Return
                                                Small & Mid Cap Value
                                                Strategic Growth/1/
                                                Telecom Utility

CONTINUED ON THE NEXT PAGE

C. Limited Equity    Minimum 0%   Columbia VP-Large Cap Growth Fund*
                     Maximum 10%  Capital Growth
                                  Emerging Markets
                                  Growth Opportunities
                                  Mid-Cap Growth
                                  Natural Resources
                                  Real Estate
                                  Small Company Value
                                  Technology

 * Only available for Polaris Choice III variable annuity
/1/ Only available for Polaris Choice III variable annuity and if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.)

Dated: December 19, 2016

               Please keep this Supplement with your Prospectus

             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                           VARIABLE SEPARATE ACCOUNT
                      Polaris Choice III Variable Annuity
                     Polaris Platinum II Variable Annuity
                     Polaris Platinum III Variable Annuity
                  Polaris Preferred Solution Variable Annuity

--------------------------------------------------------------------------------

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         FS VARIABLE SEPARATE ACCOUNT
                     Polaris Platinum III Variable Annuity
                  Polaris Preferred Solution Variable Annuity

--------------------------------------------------------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                           VALIC SEPARATE ACCOUNT A
                    Polaris Platinum Elite Variable Annuity

--------------------------------------------------------------------------------

The date of the Statement of Additional Information is changed to December 19, 2016.

Effective on February 6, 2017, the Polaris Portfolio Allocator Models will no longer be available for investment. All references to the Polaris Portfolio Allocator Models are hereby removed from the Statement of Additional Information.

Dated: December 19, 2016

  Please keep this Supplement with your Statement of Additional Information.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


The following financial statements are incorporated by reference to Form N-4, Post-Effective Amendment 4 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, File Nos. 333-185840 and 811-03859, filed on April 29, 2016:


      - Audited Financial Statements of Variable Separate Account of American General Life Insurance Company for the year ended December 31, 2015.

      - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2015, 2014 and 2013.

(b)  Exhibits


(1)    Resolution Establishing Separate Account........................................................ 2
(2)    Custody Agreements.............................................................................. Not Applicable
(3)    (a)  Distribution Contract...................................................................... 2
       (b)  Selling Agreement.......................................................................... 25
(4)    Variable Annuity Contract
       (a)  Polaris Choice III Individual Variable Annuity Contract.................................... 12
       (b)  Maximum Anniversary Value Optional Death Benefit Endorsement............................... 8
       (c)  Purchase Payment Accumulation Optional Death Benefit Endorsement........................... 8
       (d)  Optional Death Benefit Enhancement Endorsement............................................. 4
       (e)  Guaranteed Minimum Account Value Endorsement............................................... 7
       (f)  Guaranteed Minimum Withdrawal Benefit Endorsement -- Step-Up Options....................... 8
       (g)  Standard Death Benefit Endorsement......................................................... 8
       (h)  Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
            Endorsement (GMWB for Life)................................................................ 11
       (i)  Optional Guaranteed Minimum Withdrawal Benefit For One Life/For Two Lives
            Endorsement................................................................................ 11
       (j)  Nursing Home Rider......................................................................... 12
       (k)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement................................. 14
       (l)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement................................. 16
       (m)  Optional Guaranteed Living Benefit Endorsement............................................. 18
       (n)  Optional Guaranteed Living Benefit Endorsement............................................. 18
       (o)  Return of Purchase Payment Death Benefit Endorsement....................................... 18
       (p)  Maximum Anniversary Value Optional Death Benefit Endorsement............................... 18
       (q)  Optional Death Benefit Endorsement......................................................... 18
       (r)  Optional Guaranteed Living Benefit Endorsement............................................. 19
       (s)  Return of Purchase Payment Death Benefit Endorsement....................................... 20
       (t)  Extended Legacy Program Guide.............................................................. 22
       (u)  AGL Optional Guaranteed Living Benefit Extension Data Page Endorsement..................... 28
       (v)  Merger Endorsement......................................................................... 25
       (w)  AGL Optional Guaranteed Living Benefit Extension Endorsement Data Page (ASE-6231E
            (8/13)).................................................................................... 29
       (x)  AGL Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
            Extension Endorsement (ASE-6217E (8/13))................................................... 32
       (y)  AGL Optional Guaranteed Minimum Withdrawal Benefit For Two Live Extension
            Endorsement (AGE-6218E (9/15))............................................................. 32
       (z)  AGL Extended Legacy Program Guide (EXTLEGGEN.8 Rev. 7.15).................................. 31
(5)    Application for Contract
       (a)  Participant Enrollment Form................................................................ 4
       (b)  Annuity Application........................................................................ 4
(6)    Corporate Documents of Depositor
       (a)  Amended and Restated Articles of Incorporation of American General Life Insurance
            Company, effective December 31, 1991....................................................... 1
       (b)  Amendment to the Amended and Restated Articles of Incorporation of American General Life
            Insurance Company, effective July 13, 1995................................................. 3
       (c)  By-Laws of American General Life Insurance Company, restated as of June 8, 2005............ 9
(7)    Reinsurance Contract............................................................................ Not Applicable



(8)      Material Contracts
         (a)  Anchor Series Trust Fund Participation Agreement......................................... 24
         (b)  SunAmerica Series Trust Fund Participation Agreement..................................... 24
         (c)  American Funds Fund Participation Agreement.............................................. 6
         (d)  Lord Abbett Fund Participation Agreement................................................. 6
         (e)  Van Kampen Fund Participation Agreement.................................................. 5
         (f)  Sterling Capital Variable Insurance Funds (formerly BB&T Variable Insurance) Fund
              Participation Agreement.................................................................. 10
         (g)  Principal Variable Contracts Funds Participation Agreement............................... 13
         (h)  American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund
              Participation Agreement.................................................................. 15
         (i)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement........ 17
         (j)  Columbia Funds Variable Insurance Trust I Fund Participation Agreement................... 26
         (k)  Columbia Funds Variable Series Trust II Fund Participation Agreement..................... 23
         (l)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation
              Agreement................................................................................ 21
         (m)  Seasons Series Trust Fund Participation Agreement........................................ 24
         (n)  Letters of Consent to the Assignment of the Fund Participation Agreement................. 25
(9)      Opinion of Counsel and Consent of Depositor................................................... 27
(10)     Consent....................................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23..................................................... Not Applicable
(12)     Initial Capitalization Agreement.............................................................. Not Applicable
(13)     (a)  Power of Attorney -- American General Life Insurance Company Directors................... 31
         (b)  Notice of Termination of Support Agreement............................................... 22
         (c)  Amended and Restated Unconditional Capital Maintenance Agreement between American
              International Group, Inc. and American General Life Insurance Company.................... 29
         (d)  Specimen Agreement and Plan of Merger.................................................... 25
         (e)  CMA Termination Agreement................................................................ 30

--------
1 Incorporated by reference to Initial Registration Statement, File No.
  033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Initial Registration Statement, File Nos.
  333-25473 and 811-03859, filed on April 18, 1997, Accession No.
  0000950148-97-000989.

3 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6
  Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No. 0000950148-01-501929.

5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No. 0000950148-01-502065.

6 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

7 Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No.
  10, File Nos. 333-65118 and 811-03859, filed on September 25, 2003,
  Accession No. 0000950148-03-002354.

8 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 12, File Nos. 333-65118 and 811-03859, filed on April 14, 2004,
  Accession No. 0000950129-04-002082.

9 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

10 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment
  No. 22, File Nos. 333-58234 and 811-03859, filed on September 20, 2005,
  Accession No. 0000950129-05-009343.

11 Incorporated by reference to Post-Effective Amendment No. 21 and Amendment
  No. 22, File Nos. 333-65118 and 811-03859, filed on May 1, 2006, Accession No. 0000950129-06-004660.

12 Incorporated by reference to Post-Effective Amendment No. 25 and Amendment
  No. 26, File Nos. 333-65118 and 811-03859, filed on September 21, 2006,
  Accession No. 0000950124-06-005435.

13 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-137892 and 811-03859, filed December 18, 2006, Accession
  No. 0000950124-06-007650.

14 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 2, File Nos. 333-137892 and 811-03859, filed February 13, 2007,
  Accession No. 0000950148-07-000031.

15 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment
  No. 3, File Nos. 333-137892 and 811-03859, filed on April 26, 2007,
  Accession No. 0000950148-07-000101.

16 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 5, File Nos. 333-137892 and 811-03859, filed on February 4, 2008,
  Accession No. 0000950137-08-001533.

17 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment
  No. 6, File Nos. 333-137892 and 811-03859, filed on April 28,2008, Accession No. 0000950148-08-000093.

18 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession
  No. 0000950148-09-000059.

19 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 4, File Nos. 333-157199 and 811-03859, filed on December 21, 2009,
  Accession No. 0000950123-09-072050.

20 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 5, File Nos. 333-157199 and 811-03859, filed on April 28, 2010,
  Accession No. 0000950123-10-039586.

21 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010,
  Accession No. 0000950123-10-080861.

22 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
  No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011,
  Accession No. 0000950123-11-040070.

23 Incorporated by reference to Post-Effective Amendment No. 34 and Amendment
  No. 36, File Nos. 333-58234 and 811-03859, filed on May 1, 2011, Accession No. 0000950123-11-042326.

24 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

25 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.

26 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185775 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014433.

27 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185840 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014523.

28 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 1, File Nos. 333-185778 and 811-03859, filed on April 29, 2013,
  Accession No. 0000950123-13-002940.

29 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185778 and 811-03859 filed on April 30, 2014, Accession No. 0000950123-14-004617.

30 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 4, File Nos. 333-185778 and 811-03859 filed on April 28, 2015, Accession No. 0001193125-15-153025.

31 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File Nos. 333-185762 and 811-03859, filed on April 29, 2016.

32 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment
  No. 6, File Nos. 333-185778 and 811-03859, filed on April 29, 2016.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Kevin T. Hogan(3)                                  Director, Chairman of the Board, Chief Executive Officer, and
                                                   President
Katherine A. Anderson                              Director, Senior Vice President and Chief Risk Officer
Thomas J. Diemer                                   Director, Executive Vice President and Chief Financial Officer
Deborah A. Gero(5)                                 Director, Senior Vice President and Chief Investment Officer
Jana W. Greer(1)                                   Director and President, Individual Retirement
Elias F. Habayeb(3)                                Director
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Stephen A. Maginn(1)                               Director, Senior Vice President and Chief Distribution Officer
Jonathan J. Novak(5)                               Director and President, Institutional Markets
Rodney E. Rishel                                   Director and President, Life, Disability and Health
Robert J. Scheinerman                              Executive Vice President, Head of Individual Retirement
Charles S. Shamieh(3)                              Executive Vice President, Head of Legacy Portfolio
Don W. Cummings(3)                                 Senior Vice President and Controller
Sabyasachi Ray(7)                                  Senior Vice President and Chief Operations Officer
Christine A. Nixon(1)                              Senior Vice President
Yoav Tamir(1)                                      Senior Vice President, Market Risk Management
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
William C. Kolbert(4)                              Senior Vice President and Business Information Officer
Sai P. Raman(4)                                    Senior Vice President, Institutional Markets
Timothy M. Heslin                                  Senior Vice President, Products
Justin J.W. Caulfield(3)                           Vice President and Treasurer
Mallary L. Reznik(1)                               Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                                Vice President and Secretary
John B. Deremo(3)                                  Vice President, Distribution
Leo W. Grace                                       Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
Daniel R. Cricks                                   Vice President and Tax Officer
Josephine B. Lowman                                Vice President and Tax Officer
T. Clay Spires                                     Vice President and Tax Officer
Michael E. Treske(1)                               Vice President, Distribution
Frank Kophamel                                     Vice President and Appointed Actuary
Christina M. Haley(1)                              Vice President, Product Filing
Marla S. Campagna(5)                               Vice President
Mary M. Newitt(1)                                  Vice President, Product Filing
Manda Ghaferi(1)                                   Vice President
Keith C. Honig(1)                                  Vice President
Stewart P. Polakov(1)                              Vice President
Thomas A. Musante (5)                              Vice President
Richard I. Fisher (5)                              Vice President
Timothy L. Gladura (6)                             Vice President
Becky L. Strom                                     Anti-Money Laundering and Economic Sanctions Compliance Officer
Sarah J. VanBeck                                   Vice President and Life Controller
Lisa K. Gerhart                                    Vice President and Assistant Life Controller
Jennifer A. Roth (1)                               Vice President, 38a-1 Compliance Officer
David J. Kumatz(2)                                 Assistant Secretary
Virginia N. Puzon(1)                               Assistant Secretary
Rosemary Foster                                    Assistant Secretary
Michael Plotkin(2)                                 Assistant Tax Officer





NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Grace D. Harvey                                    Illustration Actuary
Laszlo Kulin(6)                                    Investment Tax Officer
Alireza Vaseghi(6)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets
Melissa H. Cozart                                  Privacy Officer


--------

(1)   21650 Oxnard Street, Woodland Hills, CA 91367


(2)   2000 American General Way, Brentwood, TN 37027

(3)   175 Water Street, New York, NY 10038

(4)   50 Danbury Road, Wilton, CT 06897

(5)   777 S. Figueroa Street, Los Angeles, CA 90017

(6)   80 Pine Street, New York, NY 10005

(7)   4-3-20 Toranomon, Minato-ku, Tokyo, Japan 105-0001


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No.
0000005272-16-000035, filed on February 19, 2016. Exhibit 21 is incorporated herein by reference.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of November 30, 2016, the number of Polaris Choice III contracts funded by Variable Separate Accounts was 18,836 of which 12,236 were qualified contracts and 6,600 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                      POSITION
--------------------------- ----------------------------------------------------------------
   Peter A. Harbeck         Director
   Stephen A. Maginn(1)     Director, Senior Vice President
   James T. Nichols         Director, Chief Executive Officer and President
   Frank Curran             Vice President, Chief Financial Officer, Treasurer, Controller
                            and Financial Operations Officer
   Rebecca Snider           Chief Compliance Officer
   John T. Genoy            Vice President
   Mallary L. Reznik(1)     Vice President
   Christine A. Nixon(1)    Secretary
   Julie Cotton Hearne(2)   Assistant Secretary
   Rosemary Foster(2)       Assistant Secretary
   Virginia N. Puzon(1)     Assistant Secretary
   Thomas Clayton Spires    Vice President, Tax Officer
   Michael E. Treske(1)     Chief Distribution Officer, Mutual Funds and Variable Annuities


     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.


     (1) Principal business address is 21650 Oxnard Street, Woodland Hills, CA 91367-4901.

     (2)   Principal business address 2919 Allen Parkway, Houston, TX 77019


(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

UNDERTAKINGS OF THE DEPOSITOR REGARDING GUARANTOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent auditors of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 13th day of December, 2016.



                                       VARIABLE SEPARATE ACCOUNT
                                       (Registrant)


                                       BY:  AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)


                                       BY: /s/  DON W. CUMMINGS
                                          -------------------------------------
                                          DON W. CUMMINGS

                                          SENIOR VICE PRESIDENT AND CONTROLLER


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                      TITLE                                DATE
---------------------------------   --------------------------------------------------   ------------------
*KEVIN T. HOGAN                           Director, Chairman of the Board, Chief         December 13, 2016
------------------------------               Executive Officer, and President
KEVIN T. HOGAN

                                      Director, Senior Vice President and Chief Risk
------------------------------                            Officer
KATERINE A. ANDERSON

*THOMAS J. DIEMER                      Director, Executive Vice President and Chief      December 13, 2016
------------------------------                       Financial Officer
THOMAS J. DIEMER

*DEBORAH A. GERO                         Director, Senior Vice President and Chief       December 13, 2016
------------------------------                      Investment Officer
DEBORAH A. GERO

*JANA W. GREER                         Director and President, Individual Retirement     December 13, 2016
------------------------------
JANA W. GREER

*ELIAS F. HABAYEB                                        Director                        December 13, 2016
------------------------------
ELIAS F. HABAYEB

*MICHAEL P. HARWOOD                      Director, Senior Vice President and Chief       December 13, 2016
------------------------------                            Actuary
MICHAEL P. HARWOOD
                                              Corporate Illustration Actuary

*STEPHEN A. MAGINN                       Director, Senior Vice President and Chief       December 13, 2016
------------------------------                     Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK                     Director and President, Institutional Markets     December 13, 2016
------------------------------
JONATHAN J. NOVAK

*RODNEY E. RISHEL                    Director, President, Life, Disability and Health    December 13, 2016
------------------------------
RODNEY E. RISHEL

/s/  DON W. CUMMINGS                       Senior Vice President and Controller          December 13, 2016
------------------------------
DON W. CUMMINGS

/s/  MANDA GHAFERI                                   Attorney-in-Fact                    December 13, 2016
------------------------------
*MANDA GHAFERI



                                 EXHIBIT INDEX


 EXHIBIT NO.     DESCRIPTION
-------------   ------------
(10)            Consent